UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH 45247
(Address of principal executive offices) (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247
(Name and address of agent for service)

Registrant's telephone number, including area code:      513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

	Shares	Fair Value
Common Stocks
Comcast Corp. - Class A	158,000	$5,594,780
Hasbro Inc.	62,400	6,559,488
Starbucks Corp.	138,700	7,883,708
TJX Companies Inc.	56,570	6,336,971
8.9% - Total For Consumer Discretionary		$26,374,947

Coca Cola Co.	118,020	5,451,344
Hersey Company	55,900	5,701,800
Ingredion Inc.	55,700	5,846,272
J. M. Smuckers Co.	62,500	6,413,125
Procter & Gamble Co.	101,790	8,471,982
Wal-Mart Stores Inc.	28,300	2,657,653
11.7% - Total For Consumer Staples		$34,542,176

Chevron Corp.	47,905	5,857,823
Royal Dutch Shell PLC, Class B ADR	123,600	8,766,948
Schlumberger Ltd.	94,555	5,760,291
6.8% - Total For Energy		$20,385,062

American Express Co.	77,166	8,217,407
Axis Capital Holdings Inc.	103,150	5,952,787
Bank of America Corp.	289,025	8,514,676
Chubb Ltd.	43,625	5,830,045
Iberiabank Corp.	105,710	8,599,509
Invesco Ltd.	110,185	2,521,033
Marsh & McLennan Companies Inc.	65,300	5,401,616
S&P Global Inc.	15,590	3,046,130
16.3% - Total For Financial Services		$48,083,203

Abbott Laboratories	127,800	9,375,408
CVS Health Corp.	102,525	8,070,768
Danaher Corp.	52,430	5,697,044
Medtronic PLC	61,500	6,049,755
Zimmer Biomet Holdings	64,700	8,506,109
Zoetis Inc.	65,454	5,992,968
14.8% - Total For Health Care		$43,692,052

Carlisle Companies Inc.	48,840	5,948,712
Hubbell Inc.	74,700	9,977,679
Paccar Inc.	79,540	5,423,832
Union Pacific Corp.	41,960	6,832,347
Waste Management Inc.	62,700	5,665,572
11.5% - Total For Industrials		$33,848,142

Accenture PLC - Class A	15,420	2,624,484
Alphabet Inc. - Class A*	6,670	8,051,224
Alphabet Inc. - Class C*	979	1,168,407
Apple Inc.	42,040	9,490,110
Automatic Data Processing Inc.	45,250	6,817,365
Cognizant Technology Solutions Corp.	38,620	2,979,533
Fidelity National Information Services	53,800	5,867,966
Mastercard Inc.- Class A	27,250	6,066,122
Microsoft Corp.	58,360	6,674,633
Oracle Corp.	114,710	5,914,448
18.9% - Total For Information Technology		$55,654,292

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

	Shares	Fair Value
Sherwin-Williams Co.	20,620	9,386,430
3.2% - Total For Materials		$9,386,430

Realty Income Corp.	49,700	2,827,433
1.0% - Total For Real Estate		$2,827,433

AT&T Inc.	112,540	3,779,093
1.3% - Total For Communication Services		$3,779,093

Alliant Energy Corp.	140,000	5,959,800
2.0% - Total For Utilities		$5,959,800

Total Common Stocks 96.4%		$284,532,630
(Identified Cost $224,520,829)

Cash Equivalents

First American Government Obligation Fund, Class Z**	10,225,163	10,225,163
Total Cash Equivalents 3.5%		$10,225,163
(Identified Cost $10,225,163)

Total Portfolio Value 99.9%		$294,757,793
(Identified Cost $234,745,992)

Other Assets in Excess of Liabilities 0.1%		$119,243

Total Net Assets 100.0%		$294,877,036

* Non-income producing security.

** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.94%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

	Shares	Fair Value
Common Stocks
BorgWarner Inc.	25,900	$1,108,002
Burlington Stores Inc.*	5,500	896,060
Carter's Inc.	15,700	1,548,020
Cooper-Standard Holdings	8,300	995,834
Culp Inc.	32,767	792,961
Hanesbrands Inc.	66,600	1,227,438
Hasbro Inc.	6,300	662,256
Lithia Motors Inc.	12,000	979,920
LKQ Corp.*	34,600	1,095,782
Monro Inc.	12,700	883,920
Petmed Express Inc.	15,000	495,150
PVH Corp.	8,700	1,256,280
Steven Madden Ltd.*	19,100	1,010,390
Strum Ruger & Co.	10,800	745,740
Thor Industries Inc.	9,900	828,630
15.5% - Total For Consumer Discretionary		$14,526,383

Church & Dwight Co. Inc.	20,200	1,199,274
Ingredion Inc.	11,200	1,175,552
J. M. Smuckers Co.	5,400	554,094
Spectrum Brands Holdings Corp.	13,000	971,360
4.2% - Total For Consumer Staples		$3,900,280

Delek US Holdings Inc.	18,100	767,983
Hollyfrontier Corp.	15,200	1,062,480
World Fuel Services Corp.	50,000	1,384,000
3.4% - Total For Energy		$3,214,463

Axis Capital Holdings Ltd.	22,000	1,269,620
Bar Harbor Bancshares	40,760	1,170,627
Berkshire Hills Bancorp Inc.	22,300	907,610
Bryn Mawr Bank Corp.	18,000	844,200
Diamond Hill Investment Group Inc.	4,900	810,411
East West Bancorp Inc.	17,000	1,026,290
Everest Re Group Ltd.	6,500	1,485,055
Farmers National Banc	65,400	1,000,620
First Interstate Bancsystem Inc.	26,600	1,191,680
Iberiabank Corp.	16,000	1,301,600
Invesco Ltd.	42,700	976,976
MidWestOne Financial Group	35,410	1,179,507
Reinsurance Group of America Inc.	7,600	1,098,656
Signature Bank	11,900	1,366,596
Westwood Holdings Group Inc.	12,600	651,924
17.4% - Total For Financial Services		$16,281,372

Align Technology Inc.*	2,600	1,017,172
Charles River Laboratories International Inc.*	10,500	1,412,670
Globus Medical Inc.*	22,200	1,260,072
Inogen Inc.*	4,500	1,098,540
LeMaitre Vascular Inc.	40,000	1,549,600
Prestige Brands Holdings Inc.*	31,000	1,174,590
United Therapeutics Corp.*	7,300	933,524
Universal Health Services Inc. - Class B	10,100	1,291,184
Veeva Systems Inc. - Class A*	9,300	1,012,491
11.4% - Total For Health Care		$10,749,843

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

	Shares	Fair Value
Alamo Group Inc.	10,000	916,100
American Woodmark Corp.*	13,500	1,059,075
Barnes Group Inc.	16,600	1,179,098
Beacon Roofing Supply Inc.*	16,500	597,135
Carlisle Companies Inc.	12,900	1,571,220
Continental Building Products Inc.*	24,000	901,200
Deluxe Corp.	17,800	1,013,532
Gorman-Rupp Co.	19,487	711,276
Hubbell Inc.	10,000	1,335,700
ICF International Inc.	15,000	1,131,750
Quanta Services Inc.*	23,300	777,754
Regal Beloit Corp.	15,100	1,244,995
Snap-On Inc.	8,800	1,615,680
Standex International Inc.	14,100	1,469,925
Xylem Inc.	12,100	966,427
17.6% - Total For Industrials		$16,490,867

Amdocs Ltd.	20,300	1,339,394
Black Knight Inc.*	22,300	1,158,485
Blackbaud Inc.	14,200	1,441,016
CACI International Inc.*	5,800	1,068,070
Coherent Inc.*	5,300	912,607
Constellation Software	1,600	1,173,531
Flir Systems Inc.	18,800	1,155,636
Manhattan Associates Inc.*	16,600	906,360
Tyler Technologies Inc.*	4,800	1,176,288
Ultimate Software Group Inc.*	1,700	547,723
Worldpay Inc.*	11,700	1,184,859
12.8% - Total For Information Technology		$12,063,969

AptarGroup Inc.	8,200	883,468
Avery Dennison Corp.	10,300	1,116,005
Packaging Corp. of America	8,300	910,427
RPM International Inc.	18,200	1,181,908
Westlake Chemical Corp.	11,000	914,210
5.3% - Total For Materials		$5,006,018

Alexandria Real Estate Equities Inc.	8,900	1,119,531
Apartment Investment & Mangement Co.	32,200	1,420,986
Coresite Realty Corp.	9,700	1,078,058
National Retail Properties Inc.	23,500	1,053,270
Realty Income Corp.	21,800	1,240,202
Retail Properties of America Inc.	94,000	1,145,860
7.5% - Total For Real Estate		$7,057,907

Alliant Energy Corp.	26,800	1,140,876
Atmos Energy Corp.	14,400	1,352,304
2.7% - Total For Utilities		$2,493,180

Total Common Stocks 97.8%		$91,784,282
(Identified Cost $70,110,039)

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

	Shares	Fair Value
Cash Equivalents

First American Government Obligation Fund, Class Z**	2,651,142	2,651,142
Total Cash Equivalents 2.8%		$2,651,142
(Identified Cost $2,651,142)

Total Portfolio Value 100.6%		$94,435,424
(Identified Cost $82,761,181)

Liabilities in Excess of Other Assets (0.6)%		$(547,780)

Total Net Assets 100.0%		$93,887,644

* Non-income producing security.

** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.94%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

	Shares	Fair Value
Common Stocks
Adidas AG ADR	2,000	$244,310
Bridgestone ADR	4,400	82,962
CIE Financiere Richemont AG ADR	22,000	178,310
Compass Group PLC ADR	6,500	146,998
Daimler AG	1,200	75,636
Honda Motor Co. Ltd. ADR	3,500	105,280
Magna International Inc.	3,000	157,590
Publicis Groupe SA ADR	7,800	116,025
RTL Group SA ADR	15,000	106,713
Sky PLC ADR	4,500	408,870
Sony Corp. ADR	3,800	230,470
Tata Motors Ltd. ADR*	3,425	52,608
Toyota Motor Corp. ADR	2,500	310,875
WPP PLC ADR	1,800	131,886
12.3% - Total For Consumer Discretionary		$2,348,533

Coca-Cola Amatil Ltd. ADR	10,860	76,726
Danone ADR	6,184	95,636
Essity AB ADR	5,300	133,427
L'Oreal ADR	2,800	134,778
Nestle SA ADR	3,600	299,520
Reckitt Benckiser Group PLC ADR	5,900	108,206
Shoprite Holdings Ltd. ADR	15,500	210,567
Svenska Cellulosa Aktiebolaget ADR	11,100	124,764
Unilever NV ADR	2,500	138,875
Unilever PLC ADR	3,000	164,910
Wal-Mart De Mexico SAB de CV ADR	12,000	364,680
9.7% - Total For Consumer Staples		$1,852,089

BP PLC ADR	2,298	105,938
CNOOC Ltd. ADR	900	177,786
Equinor ASA ADR	4,000	112,800
Lukoil Corp. ADR	4,700	359,268
Royal Dutch Shell PLC, Class B ADR	2,600	184,418
Sasol Ltd. ADR	2,800	108,192
Suncor Energy Inc.	3,200	123,808
Technip FMC PLC	3,100	96,875
Total SA ADR	2,352	151,445
Woodside Petroleum ADR	5,200	144,924
8.2% - Total For Energy		$1,565,454

Admiral Group PLC ADR	6,400	173,728
Allianz SE ADR	7,900	175,104
Australia and New Zealand Banking Group Ltd. ADR	3,200	64,624
Banco Bradesco ADR	22,741	161,006
Banco Santander SA ADR	17,974	89,870
Bank of Montreal	1,240	102,337
Barclays PLC ADR	15,000	134,250
BNP Paribas ADR	4,000	121,760
China Construction Bank ADR	5,300	92,432
Credit Suisse Group ADR	3,777	56,428
Deutsche Boerse AG ADR	7,000	93,345
ICICI Bank Ltd. ADR	9,680	82,183
Industrial and Commercial Bank Of China Ltd. ADR	19,600	285,572

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

	Shares	Fair Value
Itau Unibanco Holding SA ADR	7,700	84,546
KB Financial Group Inc. ADR	2,400	115,872
Legal and General Group PLC	5,000	86,850
Lend Lease Group ADR	7,000	99,400
Manulife Financial Corp.	4,420	79,030
Mitsubishi UFJ Financial Group Inc. ADR	29,000	179,510
Mizuho Financial Group Inc. ADR	25,000	87,500
National Australia Bank	8,700	87,696
Orix Corp. ADR	2,450	198,523
Royal Bank of Canada	1,000	80,190
Sumitomo Mitsui Financial Group Inc. ADR	37,000	297,110
Tokio Marine Holdings Inc. ADR	7,000	345,065
Toronto Dominion Bank	1,400	85,120
United Overseas Bank Ltd. ADR	1,900	74,965
Westpac Banking Corp. Ltd. ADR	7,250	145,073
Zurich Insurance Group Ltd. ADR	3,240	102,011
19.8% - Total For Financial Services		$3,781,100

Astellas Pharma Inc. ADR	23,000	400,545
Bayer AG ADR	5,200	115,128
Dr. Reddy's Laboratories Ltd. ADR	3,340	115,564
Novartis AG ADR	2,480	213,677
Novo Nordisk AS	5,200	245,128
Roche Holdings Ltd. ADR	8,400	253,344
Shire PLC ADR	1,200	217,524
Taro Pharmaceuticals Ltd.*	800	78,640
Teva Pharmaceuticals ADR	2,400	51,696
8.9% - Total For Health Care		$1,691,246

ABB Ltd. ADR	2,900	68,527
Atlas Copco AB ADR	5,400	155,142
BAE Systems PLC ADR	1,600	52,656
Bunzl PLC ADR	5,600	177,940
Canadian National Railway Co.	1,400	125,720
CK Hutchison Holdings Ltd. ADR	8,000	91,480
Fanuc Corp. ADR	4,000	75,240
Itochu Corp. ADR	3,700	135,568
Keppel Corp. Ltd. ADR	7,900	79,711
Komatsu Ltd. ADR	4,000	121,820
Mitsui & Co., Ltd. ADR	300	106,718
Schneider Electric SE ADR	10,000	159,620
Sensata Technologies Holding NV*	4,300	213,065
Siemens AG ADR	1,800	114,948
8.8% - Total For Industrials		$1,678,155

Alibaba Group Holdings ADR*	1,300	214,188
Baidu Inc. ADR*	400	91,472
Cap Gemini SA ADR	4,000	100,560
CGI Group Inc.*	5,100	328,848
Lenovo Group Ltd. ADR	15,000	218,250
Open Text Corp.	5,000	190,200
SAP SE ADR	3,100	381,300
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,000	353,280
Tencent Holdings Ltd. ADR	6,500	265,460
United Microelectronics ADR	44,930	115,919
11.9% - Total For Information Technology		$2,259,477

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

	Shares	Fair Value
Air Liquide SA ADR	4,154	108,814
BASF SE ADR	7,400	164,354
BHP Billiton Ltd. ADR	2,550	127,092
Newcrest Mining Ltd. ADR	15,000	211,425
Nitto Denko Corp. ADR	4,200	156,996
Posco ADR	1,400	92,400
Rio Tinto PLC ADR	1,570	80,101
4.9% - Total For Materials		$941,182

Sun Hung Kai Properties Ltd. ADR	17,500	253,925
1.3% - Total For Real Estate		$253,925

BT Group PLC ADR	3,800	56,126
China Mobile Ltd. ADR	5,000	244,650
Deutsche Telekom AG ADR	4,000	64,100
KDDI Corp. ADR	22,000	301,950
Nippon Telegraph and Telephone Corp. ADR	1,200	54,054
Orange ADR	7,500	119,175
PLDT Inc. ADR	3,600	92,520
SK Telecom Co. Ltd. ADR	3,400	94,792
SoftBank Group Corp. ADR	1,800	89,550
Telenor ASA ADR	9,600	187,200
6.8% - Total For Communication Services		$1,304,117

Enel SpA ADR	21,100	106,660
Enel Americas SA ADR	12,000	92,760
Iberdrola SA ADR	3,578	105,086
Korea Electric Power Corp. ADR	7,800	102,726
National Grid PLC ADR	1,600	82,976
SSE PLC ADR	4,000	59,700
2.9% - Total For Utilities		$549,908

Total Common Stocks 95.5%		$18,225,186
(Identified Cost $14,475,855)

Cash Equivalents

First American Government Obligation Fund, Class Z**	782,389	782,389
Total Cash Equivalents 4.1%		$782,389
(Identified Cost $782,389)

Total Portfolio Value 99.6%		$19,007,575
(Identified Cost $15,258,244)

Other Assets in Excess of Liabilities 0.4%		$65,016

Total Net Assets 100.0%		$19,072,591

* Non-income producing security.

** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.94%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
Ace INA Holdings	2.875%	11/03/2022	2,375,000	$2,324,789
AON PLC	3.500%	06/14/2024	3,320,000	3,237,998
AON PLC	4.000%	11/27/2023	4,330,000	4,375,988
American Express Co.	3.000%	10/30/2024	9,000,000	8,596,826
Bank of America Corp.	3.248%	10/21/2027	11,000,000	10,202,924
BB&T Corp.	3.950%	03/22/2022	4,919,000	4,975,564
BB&T Corp.	5.250%	11/01/2019	2,617,000	2,678,054
Chubb INA Holdings Inc.	2.300%	11/03/2020	7,793,000	7,651,245
Fifth Third Bancorp	4.300%	01/16/2024	7,999,000	8,100,395
Huntington Bancshares	2.300%	01/14/2022	2,290,000	2,193,184
Huntington Bancshares	3.150%	03/14/2021	4,280,000	4,242,926
JP Morgan Chase & Co.	3.875%	09/10/2024	8,000,000	7,923,656
Keycorp	4.100%	04/30/2028	7,300,000	7,260,370
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	435,000	425,969
Marsh & McLennan Co. Inc.	4.800%	07/15/2021	3,955,000	4,080,122
Morgan Stanley	2.625%	11/17/2021	6,000,000	5,833,863
Morgan Stanley	5.500%	07/28/2021	1,500,000	1,578,983
PNC Financial Services	3.900%	04/29/2024	6,640,000	6,606,847
MUFG Americas Holdings Corp.	2.250%	02/10/2020	4,000,000	3,948,152
MUFG Americas Holdings Corp.	3.500%	06/18/2022	3,924,000	3,904,641
National City Corp.	6.875%	05/15/2019	1,784,000	1,829,950
Prudential Financial Inc.	4.500%	11/15/2020	3,135,000	3,212,978
Prudential Financial Inc.	5.375%	06/21/2020	105,000	108,747
Suntrust Banks Inc.	4.000%	05/01/2025	8,000,000	8,019,976
US Bancorp	3.100%	04/27/2026	4,000,000	3,782,197
US Bancorp	3.600%	09/11/2024	4,980,000	4,935,419
Wells Fargo & Co.	4.300%	07/22/2027	4,600,000	4,582,582
Wells Fargo & Co.	5.606%	01/15/2044	5,500,000	6,075,462
23.5% - Total For Corporate Bonds: Bank and Finance				$132,689,807

AT&T Inc.	3.400%	05/15/2025	8,500,000	8,092,586
Burlington Northern Santa Fe	3.600%	09/01/2020	1,787,000	1,803,599
Burlington Northern Santa Fe	4.700%	10/01/2019	475,000	483,513
CVS Health Corp.	3.875%	07/20/2025	8,500,000	8,376,232
Eaton Corp.	2.750%	11/02/2022	3,166,000	3,072,597
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.339%	04/15/2023	7,275,000	7,333,104
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.334%	03/15/2023	2,180,000	2,196,339
Goodrich Corp.	4.875%	03/01/2020	1,025,000	1,046,856
Johnson Controls International PLC	3.900%	02/14/2026	6,430,000	6,322,058
Johnson Controls International PLC	5.000%	03/30/2020	1,595,000	1,627,010
Kroger Co. Senior	3.500%	02/01/2026	8,000,000	7,654,491
Kroger Co. Senior	4.000%	02/01/2024	595,000	595,228
McDonald's Corp.	3.700%	01/30/2026	4,269,000	4,229,956
Norfolk Southern Corp.	5.900%	06/15/2019	2,918,000	2,975,251
Target Corp.	2.500%	04/15/2026	5,500,000	5,091,173
Union Pacific Corp.	3.500%	06/08/2023	8,365,000	8,343,282
Union Pacific Corp.	7.875%	01/15/2019	500,000	507,438
Verizon Communications	4.672%	03/15/2055	7,000,000	6,580,785
13.5% - Total For Corporate Bonds: Industrial				$76,331,498

Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,475,739
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	9,574,000	9,666,745
Duke Energy Corp.	2.650%	09/01/2026	1,000,000	904,149
Duke Energy Corp.	3.550%	09/15/2021	6,860,000	6,882,368
Enterprise Products	3.750%	02/15/2025	7,000,000	6,988,173

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Eversource Energy	2.500%	03/15/2021	1,665,000	1,635,598
Eversource Energy	2.750%	03/15/2022	1,500,000	1,468,125
Eversource Energy Senior	2.800%	05/01/2023	3,750,000	3,609,721
Eversource Energy Senior	4.500%	11/15/2019	1,200,000	1,218,566
Georgia Power Co.	1.950%	12/01/2018	1,165,000	1,163,434
Georgia Power Co.	2.000%	03/30/2020	5,660,000	5,554,842
Georgia Power Co.	2.000%	09/08/2020	1,000,000	974,959
Georgia Power Co.	2.850%	05/15/2022	1,780,000	1,734,058
Georgia Power Co.	4.250%	12/01/2019	2,140,000	2,171,079
Interstate Power & Light	3.250%	12/01/2024	5,120,000	4,967,171
Interstate Power & Light	3.650%	09/01/2020	3,211,000	3,227,572
National Rural Utilities Collateral Trust	10.375%	11/01/2018	1,403,000	1,411,697
National Rural Utilities Collateral Trust	2.300%	11/01/2020	2,699,000	2,649,770
Virginia Electric & Power Co.	2.950%	01/15/2022	3,170,000	3,120,905
Xcel Energy Inc.	3.300%	06/01/2025	4,500,000	4,349,419
Xcel Energy Inc.	4.700%	05/15/2020	5,496,000	5,592,430
12.5% - Total For Corporate Bonds: Utilities				$70,766,520

49.5% Total Corporate Bonds				$279,787,825

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	20,500,000	17,954,316
Treasury Inflation Protected Security	1.000%	02/15/2046	4,254,240	4,198,182
Treasury Inflation Protected Security	1.375%	02/15/2044	5,406,450	5,791,237
Treasury Note	1.750%	11/30/2019	20,000,000	19,782,031
Treasury Note	2.125%	11/30/2023	11,000,000	10,561,719
Treasury Note	2.500%	05/15/2046	19,700,000	17,179,016
Treasury Note	2.750%	02/15/2028	7,000,000	6,824,727
Treasury Note	2.750%	08/15/2047	13,000,000	11,905,664
Treasury Note	2.750%	08/15/2042	2,250,000	2,083,623
Treasury Note	2.750%	11/15/2042	8,425,000	7,797,074
Treasury Note (TBill 13-week auction high rate + 0)*	2.187%	01/31/2020	2,000,000	1,999,920
Treasury Note (TBill 13-week auction high rate + 0.033%)*	2.220%	04/30/2020	4,000,000	4,000,399
19.5% - Total For United States Government Treasury Obligations				$110,077,908

United States Government Agency Obligations
FHLMC Step-up*	1.875%	07/12/2021	5,000,000	4,876,420
FHLMC Step-up*	1.875%	06/15/2022	6,000,000	5,869,626
FHLMC Step-up*	1.950%	06/21/2022	9,000,000	8,812,017
FHLMC Step-up*	2.000%	07/12/2022	3,445,000	3,377,368
FHLMC Step-up*	2.000%	07/18/2022	8,355,000	8,157,647
FHLMC Step-up*	3.000%	06/28/2023	5,000,000	4,992,690
FHLMC Step-up*	2.000%	10/27/2022	3,500,000	3,417,670
FHLMC Step-up*	2.000%	12/27/2022	4,000,000	3,968,820
7.7% - Total For United States Government Agency Obligations				$43,472,258

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.311%	04/01/2042	1,494,694	1,500,627
FHLMC Series 2877 Class AL	5.000%	10/15/2024	259,649	268,019
FHLMC Series 2985 Class GE	5.500%	06/15/2025	152,172	158,043
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	1,549,857	1,687,375
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	1,304,627	1,383,382
FHLMC Series 3946 Class LN	3.500%	04/15/2041	410,395	407,172
FHLMC Series 4017 Class MA	3.000%	03/15/2041	748,521	727,790
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	1,287,682	1,285,216
FHLMC Series 4180 Class ME	2.500%	10/15/2042	2,417,296	2,336,169
FHLMC Series 4287 Class AB	2.000%	12/15/2026	1,448,438	1,396,465
FHLMC Series 4517 Class PC	2.500%	05/15/2044	3,067,628	2,929,207

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

FHLMC Series 4567 Class LA	3.000%	08/15/2045	453,815	439,201
FHLMC Series 4582 Class PA	3.000%	11/15/2045	3,267,849	3,179,836
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,637,553	1,596,495
FHLMC Series 4768 Class GA	3.500%	09/15/2045	9,719,647	9,681,595
FHLMC Series 4831 Class BA	3.500%	10/15/2044	4,000,000	3,995,393
FHLMC Pool A89335	5.000%	10/01/2039	164,877	175,135
FHLMC Pool C01005	8.000%	06/01/2030	1,238	1,403
FHLMC Pool G06616	4.500%	12/01/2035	540,574	560,533
FHLMC Pool G08068	5.500%	07/01/2035	1,151,729	1,247,511
FHLMC Pool G13596	4.000%	07/01/2024	955,090	977,378
FHLMC Pool G18642	3.500%	04/01/2032	6,852,568	6,891,594
FHLMC Pool G18667	3.500%	11/01/2032	3,154,536	3,172,550
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	4.098%	04/01/2033	58,465	61,152
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	538,533	554,043
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	1,727,677	1,666,976
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	3,149,323	3,105,682
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	633,681	619,019
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	3,084,019	3,037,862
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	387,256	387,946
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	3,808,533	3,691,247
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,128,307	1,084,984
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	326,576	321,124
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	2,367,605	2,305,893
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,560,536	1,492,940
FNMA Series 2017-30 Class G	3.000%	07/25/2040	3,742,580	3,701,968
FNMA Series 2018-22 Class D	3.250%	11/25/2042	4,386,634	4,357,275
FNMA Series 2018-25 Class P	3.500%	03/25/2046	5,839,205	5,802,912
FNMA Pool 253300	7.500%	05/01/2020	178	179
FNMA Pool 725027	5.000%	11/01/2033	379,316	403,951
FNMA Pool 725704	6.000%	08/01/2034	145,974	160,685
FNMA Pool 888223	5.500%	01/01/2036	518,329	559,435
FNMA Pool 889185	5.000%	12/01/2019	8,247	8,496
FNMA Pool 995112	5.500%	07/01/2036	360,359	389,835
FNMA Pool AA4392	4.000%	04/01/2039	1,167,148	1,187,346
FNMA Pool AL9309	3.500%	10/01/2031	1,700,460	1,713,076
FNMA Pool AN9848	3.740%	07/01/2028	6,438,000	6,444,424
FNMA Pool MA0384	5.000%	04/01/2030	1,049,633	1,102,658
FNMA Pool MA3337	4.000%	04/01/2038	4,791,525	4,880,688
GNMA Series 2009-124 Class L	4.000%	11/20/2038	82,921	83,286
GNMA II Pool 2658	6.500%	10/20/2028	18,066	19,965
GNMA II Pool 2945	7.500%	07/20/2030	3,226	3,562
GNMA II Pool 4187	5.500%	07/20/2038	12,519	12,976
GNMA II Pool 4847	4.000%	11/20/2025	274,354	280,953
GNMA Pool 780400	7.000%	12/15/2025	2,206	2,401
GNMA Pool 780420	7.500%	08/15/2026	1,182	1,292
16.9% - Total For Government Agency Obligations - Mortgage Backed Securities				$95,444,320

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	1,017,087
Florida Atlantic University Capital Improvement Revenue	6.249%	07/01/2020	1,000,000	1,042,350
Florida Atlantic University Capital Improvement Revenue	7.439%	07/01/2030	2,125,000	2,281,783
Florida Atlantic University Capital Improvement Revenue	7.589%	07/01/2037	2,500,000	2,682,850
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	7,985,760
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	1,000,000	1,067,780
Ohio Major New Infrastructure Revenue	4.844%	12/15/2019	2,450,000	2,499,220
University of Cincinnati Ohio General Receipts Revenue	5.616%	06/01/2025	930,000	979,448
University of Washington Revenue	5.400%	06/01/2036	3,000,000	3,512,790
4.1% - Total For Taxable Municipal Bonds				$23,069,068

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Total Fixed Income Securities - Bonds	97.7%			$551,851,379
(Identified Cost $561,414,578)

Preferred Stocks			Shares

Allstate Corp.	5.100%	01/15/2053	140,077	3,501,925
Total Preferred Stocks	0.6%			$3,501,925
(Identified Cost $3,489,282)

Cash Equivalents

First American Government Obligation Fund, Class Z**			2,640,450	2,640,450
Total Cash Equivalents	0.5%			$2,640,450
(Identified Cost $2,640,450)

Total Portfolio Value	98.8%			$557,993,754
(Identified Cost $567,544,310)

Other Assets in Excess of Liabilities	1.2%			$6,829,592

Total Net Assets	100%			$564,823,346

* Variable Rate Security; the rate shown is as of September 30, 2018.

** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.94%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Akron Ohio GO Limited	4.000%	12/01/2025	650,000	695,500
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	424,289
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	$453,604
Brecksville Ohio GO Limited	2.750%	06/06/2019	1,160,000	1,165,359
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,060,620
Cincinnati Ohio GO Unlimited	5.000%	12/01/2019	1,000,000	1,034,670
Cincinnati Ohio GO Unlimited	5.250%	12/01/2029	200,000	231,302
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,073,740
Coshocton Ohio GO Limited Bond Anticipation Notes	3.000%	02/21/2019	400,000	401,628
Delaware Ohio GO Bond Anticipation Note	3.000%	04/10/2019	1,000,000	1,005,140
Forest Park Ohio GO Limited Bond Anticipation Note	3.000%	05/29/2019	1,095,000	1,100,771
Gahanna Ohio GO Limited	4.000%	12/01/2021	420,000	443,898
Groveport Ohio GO Limited (AMBAC Insured)	3.500%	12/01/2023	185,000	189,538
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	351,787
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	899,144
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	319,332
Medina Ohio GO Limited	2.000%	12/01/2020	165,000	164,581
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	208,606
Pembroke Pines Florida GO Unlimited	5.000%	09/01/2024	200,000	227,796
Shaker Heights Ohio GO Limited	3.000%	05/30/2019	805,000	809,419
Pickerington Ohio GO Limited Bond Anticipation Note	2.375%	02/07/2019	1,000,000	1,000,930
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,079,830
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	639,917
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	728,287
Sevens Hills Ohio GO Limited Bond Anticipation Notes	2.875%	04/10/2019	775,000	777,588
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	371,780
Sycamore Township Ohio GO Limited	3.000%	05/08/2019	750,000	753,382
Tiffin Ohio GO Unlimited	3.000%	12/01/2018	420,000	420,727
Tiffin Ohio GO Unlimited	3.000%	12/01/2020	225,000	228,541
Vandalia Ohio GO Limited Bond Anticipation Notes	2.750%	09/04/2019	1,000,000	1,006,740
Violet Township Ohio GO Limited Bond Anticipation Notes	3.000%	07/10/2019	1,100,000	1,106,446
12.4% - Total For General Obligation - City				$20,374,892

Ashtabula County Ohio GO Limited	4.000%	12/01/2027	500,000	525,195
Butler County Ohio GO Limited	5.000%	12/01/2024	160,000	183,600
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,159,270
Clark County Ohio GO Limited	5.000%	12/01/2026	340,000	398,279
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	386,890
Franklin County Ohio GO Limited	4.000%	12/01/2018	220,000	220,739
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	590,565
Hamilton County Ohio Various Purpose GO Limited	4.000%	12/01/2018	160,000	160,571
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	492,504
Lake County Ohio GO Bond Anticipation Notes	2.250%	09/05/2019	700,000	701,785
Licking County Ohio GO Limited	3.000%	12/01/2024	555,000	565,112
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	848,440
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	470,493
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,073,140
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	646,479
Mercer County Ohio GO Limited	3.000%	11/01/2018	200,000	200,170
Ottawa County Ohio GO Limited	4.000%	12/01/2021	295,000	310,582
Portage County Ohio GO Limited	3.000%	12/01/2021	270,000	270,516
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	415,186
Summit County Ohio GO Limited	4.000%	12/01/2023	300,000	323,781
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	529,955
6.4% - Total For General Obligation - County				$10,473,252

Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,407,880
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,141,143
Ohio GO Unlimited	3.125%	08/01/2019	235,000	237,533
Ohio GO Unlimited	5.000%	02/01/2019	500,000	505,500
Ohio GO Unlimited	5.000%	05/01/2019	1,000,000	1,018,970
Ohio GO Unlimited	3.000%	03/01/2027	555,000	562,803
Ohio GO Unlimited	5.000%	09/01/2022	400,000	441,772
Ohio GO Unlimited	5.000%	12/15/2023	500,000	565,825
Ohio GO Unlimited Common Schools - Series C	4.250%	09/15/2022	845,000	909,896
Ohio Infrastructure Improvement GO Unlimited	5.000%	08/01/2022	500,000	551,340
Pennsylvania GO Unlimited	4.000%	01/01/2030	500,000	522,495
Pennsylvania GO Unlimited	5.000%	01/01/2024	375,000	418,669
Pennsylvania GO Unlimited	5.000%	01/15/2027	1,000,000	1,149,680
5.7% - Total For General Obligation - State				$9,433,506

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	916,402
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	141,123
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	455,872
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	564,785
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	264,267
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	332,720
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	400,000	418,808
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	463,292
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	269,724
Lake County Ohio Community College District GO Unlimited	2.000%	12/01/2018	155,000	155,017
Lorain County Ohio Community College District General Receipts Revenue Bond	3.000%	06/01/2020	190,000	192,436
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	646,020
Miami University Ohio General Receipts Revenue	4.000%	09/01/2023	1,040,000	1,086,540
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	400,000	422,028
Miami University Ohio General Receipts Revenue	5.000%	09/01/2020	100,000	105,507
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	315,300

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,086,960
Northern Kentucky University General Receipts Revenue	3.000%	09/01/2021	210,000	213,404
Ohio Higher Education Facilities Revenue - University of Dayton	3.000%	12/01/2018	125,000	125,229
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	12/01/2018	155,000	155,787
Ohio Higher Education Facilities Revenue - University of Dayton	5.500%	12/01/2024	250,000	251,427
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	643,145
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,025,150
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	211,210
Ohio State University General Receipts Revenue**	1.500%	06/01/2035	1,000,000	1,000,000
Ohio State University General Receipts Revenue**	1.520%	12/01/2028	1,210,000	1,210,000
Ohio University General Receipts Revenue Bond	5.000%	12/01/2019	135,000	139,617
Ohio University General Receipts Revenue Bond	5.000%	12/01/2022	110,000	121,495
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	360,886
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	460,852
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	717,301
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2024	610,000	683,261
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	335,000	380,996
University of Akron Ohio General Receipts Revenue*	5.000%	01/01/2022	135,000	139,977
University of Akron Ohio General Receipts Revenue (AGM Insured)	5.000%	01/01/2022	215,000	222,549
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	402,227
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	255,975
University of Cincinnati General Receipts Revenue	5.000%	06/01/2020	300,000	314,196
University of Cincinnati General Receipts Revenue	5.000%	06/01/2026	470,000	508,347
University of Cincinnati Ohio Receipts Revenue (Assured Guaranty Insured)	5.000%	06/01/2019	1,000,000	1,019,730
University of Toledo Revenue	5.000%	06/01/2021	300,000	321,288
University of Toledo Revenue	5.000%	06/01/2026	885,000	966,703
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,846,769
University of Toledo Revenue	5.000%	06/01/2031	500,000	588,515
13.5% - Total For Higher Education				$22,122,837

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	5.000%	10/15/2024	100,000	107,599
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center	6.000%	07/01/2027	250,000	309,268
Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,193,327
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	812,192
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	572,970
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A*	4.500%	11/01/2021	335,000	335,704
Franklin County Ohio Hospital Revenue Nationwide Childrens*	5.000%	11/01/2024	500,000	515,785
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	1,000,000	1,090,180
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group	5.250%	06/01/2027	1,000,000	1,087,260
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	112,303
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,919,342
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center*	5.000%	05/01/2024	500,000	508,695
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center	5.000%	02/15/2027	300,000	348,444
Nashville and Davidson County Tennessee Vanderbilt University Medical Center	5.000%	07/01/2031	480,000	536,750
Ohio Hospital Facilities Revenue - Cleveland Clinic	5.000%	01/01/2020	170,000	176,118
Ohio Hospital Facilities Revenue - Cleveland Clinic*	5.000%	01/01/2025	430,000	433,384
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2025	450,000	509,886
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue	5.000%	02/01/2029	250,000	278,107
6.6% - Total For Hospital/Health Bonds				$10,847,314

Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	705,000	826,450
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	591,455
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2022	500,000	551,415
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue	3.000%	06/01/2019	300,000	301,767
Huntsville Alabama Public Building Authority Revenue	5.000%	10/01/2033	800,000	920,584
Mason Ohio Certificate of Participation - Community Center Project	3.625%	12/01/2018	150,000	150,432
Newport Kentucky First Mortgage Court Facilities Project Revenue	4.000%	10/01/2025	500,000	507,045
Newport Kentucky First Mortgage Court Facilities Project Revenue	4.000%	10/01/2026	100,000	101,251
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2020	520,000	542,584
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2022	425,000	464,997
Ohio Capital Facilities Lease Appropriation Revenue*	4.000%	04/01/2026	150,000	157,049
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2024	275,000	294,580
Ohio Cultural and Sports Facilities Project Revenue	4.000%	10/01/2019	225,000	229,421
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2020	1,000,000	1,060,790
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2023	300,000	333,327
4.3% - Total For Revenue Bonds - Facility				$7,033,147

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	325,866
Arizona Water Infrastructure Finance Authority Revenue*	5.000%	10/01/2021	500,000	500,000
Cape Coral Florida Water & Sewer Revenue	5.000%	10/01/2024	535,000	605,556
Central Ohio Solid Waste Authority GO Limited	5.000%	12/01/2023	45,000	49,344
Central Ohio Solid Waste Authority GO Limited*	5.000%	12/01/2023	10,000	10,980
Central Ohio Solid Waste Authority GO Limited*	5.000%	12/01/2023	75,000	82,352
Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,078,670
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	421,832
Evansville Indiana Waterworks District Revenue (BAM Insured)	5.000%	01/01/2022	300,000	325,389
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,087,700
Lafayette Indiana Sewage Works Revenue	5.000%	07/01/2022	150,000	164,400
Lima Ohio Sanitary Sewer Revenue	5.000%	12/01/2024	200,000	218,160
Mt. Vernon Ohio Waterworks Revenue	3.750%	12/01/2018	225,000	225,664
Northern Kentucky Water District Revenue	5.000%	02/01/2023	1,000,000	1,111,960
Ohio Water Development Authority Revenue	4.000%	06/01/2030	500,000	548,885
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	259,016
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	417,460
Owensboro Kentucky Water Revenue (BAM Insured)	5.000%	09/15/2025	485,000	549,689
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	290,991
Toledo Ohio Waterworks Revenue	4.000%	11/15/2022	365,000	388,951
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	582,535
5.6% - Total For Revenue Bonds - Water & Sewer				$9,245,400

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	567,115
Akron Ohio Income Tax Revenue	5.000%	12/01/2023	1,100,000	1,236,378
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	414,443
Aurora Colorado Certificates of Participation	3.500%	12/01/2018	280,000	280,736
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	553,920
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	588,903
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project	3.500%	11/01/2024	110,000	112,616
Cincinnati Ohio Economic Development Revenue*	4.200%	11/01/2019	150,000	150,291
Escambia County Florida Pollution Control Revenue (Gulf Power Company)	2.100%	07/01/2022	920,000	918,188
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	737,360
Humboldt County Nevada Polution Control Revenue (Sierra Pacific Power Co.)	1.250%	10/01/2029	300,000	297,798
Lorain County Ohio Sales Tax Revenue Bond Anticipation Notes	1.750%	11/27/2018	500,000	500,005
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.)	1.850%	11/01/2035	550,000	548,845
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.)	2.150%	11/01/2035	650,000	647,576
Mason Ohio Certificate of Participation	5.000%	12/01/2023	750,000	791,670
Mobile Alabama Industrial Development Board Pollution Control Revenue	1.625%	07/15/2034	400,000	400,000
Monroe County Georgia Development Authority Pollution Control Revenue	2.050%	07/01/2049	1,000,000	974,140
Montgomery County Ohio Transportation Improvement Special Obligation Revenue	3.500%	12/01/2019	400,000	403,540
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2022	250,000	274,472
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	565,040
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	565,040
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	580,605
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	657,603
Ohio Mental Health Capital Facilities Revenue	5.000%	02/01/2025	1,000,000	1,145,500
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	588,943
Ohio Turnpike and Infrastructure Commission (National Re Insured)	5.500%	02/15/2019	705,000	714,355
Walton County Florida Board Certificates of Participation	5.000%	07/01/2027	500,000	579,750
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	231,180
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	215,000	224,245
Texas Revenue Anticipation Notes	4.000%	08/29/2019	1,000,000	1,018,410
Washington Certificates of Participation	5.000%	07/01/2019	900,000	920,304
11.1% - Total For Other Revenue Bonds				$18,188,971

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	827,221
Avon Indiana Community School Building Corporation Revenue	4.000%	01/15/2019	500,000	502,905
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	344,939
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	521,575
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	353,379
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	311,402
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	159,734
Boone County Kentucky SD Finance Corporation Revenue	2.500%	05/01/2019	500,000	501,405
Boone County Kentucky SD Finance Corporation Revenue	2.000%	02/01/2019	465,000	465,037
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	300,423
Chagrin Falls Ohio Exempted Village SD GO	4.000%	12/01/2022	100,000	106,916
Chillicothe Ohio CSD Special Obligation Revenue	4.000%	12/01/2023	130,000	137,240
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	423,036
Clark County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2022	115,000	117,467
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,056,550
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,074,090
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	424,656
Columbus Ohio CSD School Facilities Construction and Improvement GO*	4.000%	12/01/2023	175,000	177,433
Dayton Ohio CSD GO Unlimited (SDCP)	1.500%	11/01/2018	500,000	499,700
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	500,000	530,565
Dublin Ohio CSD GO Unlimited	5.000%	12/01/2026	500,000	557,020
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,050,440
Fairfield Ohio CSD GO Unlimited	5.000%	12/01/2020	420,000	445,347
Fairlawn Ohio LSD GO Unlimited (School District Credit Program)	3.000%	12/01/2018	170,000	170,328
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue	5.000%	12/01/2024	300,000	339,111
Franklin Indiana Community Multi-School Building Corp.	5.000%	01/15/2023	200,000	221,482
Granville Ohio Exempted Village SD GO Unlimited	1.750%	12/01/2018	455,000	454,431
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured)	4.000%	01/01/2021	110,000	114,070
Hamilton Ohio CSD GO Unlimited (School District Credit Program)	5.000%	12/01/2019	300,000	310,119
Hardin County Kentucky SD Finance Corp. Revenue	2.500%	06/01/2021	100,000	100,204
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	560,295
Hillsborough County Florida School Board Certificates of Participation	5.000%	07/01/2025	200,000	228,990
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	503,408
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	834,312
Indian Lake Ohio LSD GO Unlimited	2.000%	12/01/2018	250,000	250,055
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	2.000%	06/01/2019	200,000	200,010
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	279,250
Jefferson County Kentucky SD Finance Corp.	3.500%	04/01/2021	340,000	345,770
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	847,408
Keller Texas ISD GO Unlimited	4.500%	02/15/2020	5,000	5,047
Kenston Ohio LSD Improvement GO Unlimited	5.000%	12/01/2019	150,000	155,183
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	423,432
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2020	240,000	249,127
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	420,852
Lake Ohio LSD of Stark County GO Unlimited	4.000%	12/01/2023	400,000	423,088
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	240,586
Lakota Ohio LSD GO Unlimited	4.000%	12/01/2027	275,000	293,013
Lakota Ohio LSD GO Unlimited	5.000%	12/01/2021	350,000	380,230
Lancaster Ohio CSD GO Limited (SDCP)	4.000%	10/01/2027	1,000,000	1,072,110
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	811,897
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2026	350,000	401,856
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	435,078
Louisville Ohio CSD GO Unlimited (SDCP)	3.000%	12/01/2020	370,000	376,923

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2018 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Marysville Michigan PSD GO Unlimited	5.000%	05/01/2021	250,000	267,593
Marysville Ohio Exempted Village SD GO Unlimited	4.000%	12/01/2023	165,000	176,006
Marysville Ohio Exempted Village SD GO Unlimited (SDCP)	5.000%	12/01/2025	500,000	557,110
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2022	715,000	788,523
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	291,169
Miamisburg Ohio CSD Certificates of Participation	2.000%	12/01/2018	160,000	160,059
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,512,504
Mt. Healthy Ohio CSD GO Unlimited (School District Credit Program)	5.000%	12/01/2018	250,000	251,263
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	413,708
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	916,985
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	250,719
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	538,955
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation	2.500%	12/01/2019	150,000	150,822
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited	5.000%	12/01/2028	100,000	111,678
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited	5.000%	12/01/2029	150,000	167,210
Olmsted Falls Ohio CSD GO Unlimited	2.000%	12/01/2018	110,000	110,034
Orange County Florida School Board Certificates of Participation	5.000%	08/01/2032	500,000	561,000
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	277,868
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,000,000	1,193,380
Reynoldsburg Ohio CSD GO	4.375%	12/01/2018	200,000	200,374
Sarah Scott Indiana Middle School Building Corp. Revenue	5.000%	07/10/2022	640,000	701,101
South Range Ohio LSD GO Unlimited	2.000%	12/01/2018	125,000	125,017
Southwest Licking Ohio LSD GO Unlimited	2.000%	11/01/2018	500,000	500,055
Springboro Ohio CSD GO (AGM Insured)	5.250%	12/01/2018	310,000	311,705
Switzerland Ohio LSD GO Unlimited (SDCEP Insured)	4.000%	12/01/2026	415,000	435,136
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	749,509
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	210,000	224,158
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	531,110
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	369,708
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,480,657
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	510,165
Vermillion Ohio LSD Certificates of Participation	5.000%	12/01/2023	230,000	243,128
Wadsworth Ohio CSD GO Unlimited	3.000%	12/01/2019	120,000	121,234
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	221,063
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2027	840,000	897,170
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/1933	1,075,000	1,117,839
Washington County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2019	185,000	186,452
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	412,226
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	247,294
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	846,871
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	224,280
Wyoming Ohio CSD School Improvement GO Unlimited	3.000%	12/01/2018	160,000	160,304
Zanesville Ohio CSD GO Unlimited (SDCEP Insured)	4.500%	12/01/2019	200,000	205,602
25.6% - Total For School District				$42,054,889

Kansas Development Finance Authority	5.000%	04/01/2019	580,000	588,799
Kentucky Asset and Liability Commission Revenue	5.250%	09/01/2023	965,000	1,083,647
Kentucky Association of Counties Finance Corp. Revenue	4.250%	02/01/2023	20,000	20,702
Kentucky Association of Counties Finance Corp. Revenue*	4.250%	02/01/2023	180,000	186,581
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	514,385
Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	565,074
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2023	350,000	388,087
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,000,000	1,134,870
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	668,496
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	666,156
Ohio Building Authority Revenue	5.000%	10/01/2020	215,000	221,446
Ohio Department of Administration Certificate of Participation	4.000%	09/01/2025	775,000	813,580
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2020	500,000	520,585
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	1,320,000	1,439,526
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2024	300,000	326,442
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	4.000%	09/01/2027	145,000	151,539
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	5.000%	09/01/2020	810,000	853,983
6.2% - Total For State Agency				$10,143,898

Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured)	3.550%	05/01/2023	210,000	214,523
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured)	4.650%	09/01/2024	25,000	25,475
0.2% - Total For Housing				$239,998

Total Municipal Income Securities - Bonds	97.6%			$160,158,104
(Identified Cost $161,290,580)

Cash Equivalents			Shares

Dreyfus AMT-Free Tax Cash Management Fund***			3,032,246	3,032,246
Total Cash Equivalents	1.9%			$3,032,246
(Identified Cost $3,032,246)

Total Portfolio Value	99.5%			$163,190,350
(Identified Cost $164,322,826)

Other Assets in Excess of Liabilities	0.6%			$980,089

Total Net Assets	100.1%			$164,170,439

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2018, these bonds represented 2.13% of total assets.

** Variable Rate Security; the rate shown is as of September 30, 2018.

*** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.40%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCP - Ohio School District Credit Program

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

Fixed Income Securities - Bonds

	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Credit	2.250%	05/05/2021	2,750,000	$2,680,560
Bank of America Corp.	3.300%	01/11/2023	3,100,000	3,056,961
AON Corp.	5.000%	09/30/2020	2,575,000	2,650,768
BB&T Corp.	5.250%	11/01/2019	2,400,000	2,455,991
Chubb INA Holdings Inc.	2.300%	11/03/2020	2,800,000	2,749,068
Fifth Third Bancorp	4.300%	01/16/2024	2,300,000	2,329,155
Huntington Bancshares	2.300%	01/14/2022	2,500,000	2,394,306
JP Morgan Chase & Co.	3.375%	05/01/2023	1,000,000	981,602
JP Morgan Chase & Co.	4.500%	01/24/2022	2,000,000	2,061,745
Keycorp	5.100%	03/24/2021	2,500,000	2,600,727
Manufacturers & Traders Trust Co.	2.300%	01/30/2019	2,700,000	2,697,602
Morgan Stanley	5.500%	07/28/2021	2,500,000	2,631,638
MUFG Americas Holdings Corp.	2.250%	02/10/2020	1,630,000	1,608,872
MUFG Union Bank NA	2.250%	05/06/2019	1,495,000	1,490,861
National City Corp.	6.875%	05/15/2019	2,400,000	2,461,816
Prudential Financial Inc.	5.375%	06/21/2020	750,000	776,768
Suntrust Banks Inc.	2.900%	03/03/2021	2,500,000	2,471,369
Travelers Companies Inc.	5.900%	06/02/2019	3,000,000	3,062,951
Wells Fargo & Co.	3.450%	02/13/2023	2,800,000	2,750,406
29.9% - Total Finance				$43,913,166

AT&T Inc.	3.600%	02/17/2023	2,400,000	2,384,513
BP AMI Leasing Inc. (a)	5.523%	05/08/2019	1,000,000	1,016,126
BP Capital Markets PLC	4.750%	03/10/2019	1,965,000	1,983,273
Burlington Northern Santa Fe	4.700%	10/01/2019	3,000,000	3,053,767
Caterpillar Financial	1.800%	11/13/2018	2,900,000	2,897,722
Chevron Corp. (3 month LIBOR + 0.950%)*	3.265%	05/16/2021	1,000,000	1,020,626
CVS Health Corp.	4.125%	05/15/2021	2,477,000	2,516,671
Eaton Electric Holdings	3.875%	12/15/2020	2,409,000	2,432,420
Emerson Electric Co.	4.250%	11/15/2020	1,200,000	1,224,601
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.334%	03/15/2023	3,500,000	3,526,232
Johnson Controls International PLC	3.750%	12/01/2021	1,476,000	1,484,821
Johnson Controls International PLC	5.000%	03/30/2020	1,025,000	1,045,571
Kroger Co.	3.850%	08/01/2023	2,200,000	2,205,864
Norfolk Southern Corp.	5.900%	06/15/2019	2,500,000	2,549,050
Shell International	4.375%	03/25/2020	2,800,000	2,855,246
Verizon Communications	5.150%	09/15/2023	2,600,000	2,783,166
23.8% - Total Industrial				$34,979,669

Duke Energy Corp.	5.050%	09/15/2019	2,494,000	2,541,634
Enterprise Products	3.350%	03/15/2023	500,000	494,316
Enterprise Products	6.500%	01/31/2019	2,000,000	2,023,810
Eversource Energy	2.500%	03/15/2021	700,000	687,639
Eversource Energy	2.750%	03/15/2022	1,330,000	1,301,738
Georgia Power Co.	2.850%	05/15/2022	1,600,000	1,558,704
Georgia Power Co.	4.250%	12/01/2019	1,040,000	1,055,104
Interstate Power & Light	3.650%	09/01/2020	2,600,000	2,613,419
National Rural Utilites Corp.	1.500%	11/01/2019	1,000,000	983,775
National Rural Utilites Corp.	2.300%	11/15/2019	1,000,000	993,838
National Rural Utilites Corp.	2.350%	06/15/2020	1,000,000	987,249
Berkshire Hathaway Energy Co.	2.400%	02/01/2020	2,807,000	2,783,809
NStar	4.500%	11/15/2019	600,000	609,283
Virginia Electric & Power Co.	5.000%	06/30/2019	2,500,000	2,536,472
Xcel Energy Inc.	4.700%	05/15/2020	2,566,000	2,611,022
16.2% - Total Utilities				$23,781,812

69.9% Total Corporate Bonds				$102,674,647

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

	Rate	Maturity	Face Value	Fair Value

United States Government Treasury Obligations
Treasury Bond	1.250%	04/30/2019	1,000,000	993,086
Treasury Note	1.500%	05/31/2020	2,300,000	2,251,844
Treasury Note	1.625%	08/31/2022	2,200,000	2,094,469
Treasury Note	1.625%	03/31/2019	2,000,000	1,992,109
Treasury Note (TBill 13-week auction high rate + 0.033% )*	2.220%	04/30/2020	3,300,000	3,300,329
Treasury Note (TBill 13-week auction high rate + 0.043% )*	2.235%	07/30/2020	1,650,000	1,649,892
8.4% - Total United States Government Treasury Obligations				$12,281,729

United States Government Agency Obligations
FHLMC Step-up*	1.625%	08/24/2021	1,500,000	1,468,091
FHLMC Step-up*	1.750%	11/23/2021	2,000,000	1,955,502
FHLMC Step-up*	3.000%	06/28/2023	1,500,000	1,497,807
FHLMC Step-up*	2.000%	05/10/2022	1,000,000	983,328
FHLMC Step-up*	1.950%	06/21/2022	2,000,000	1,958,226
FHLMC Step-up*	2.000%	07/12/2022	2,000,000	1,960,736
FHLMC Step-up*	2.000%	07/18/2022	1,000,000	976,379
FHLMC Step-up*	2.000%	07/26/2022	1,750,000	1,729,681
FHLMC Step-up*	2.000%	10/27/2022	1,900,000	1,855,306
FHLMC Step-up*	2.125%	09/29/2022	2,000,000	1,948,116
11.1% - Total United States Government Agency Obligations				$16,333,172

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.311%	04/01/2042	328,782	330,087
FHLMC Series 2989 Class TG	5.000%	06/15/2025	473,233	492,430
FHLMC Series 4009 Class PA	2.000%	06/15/2041	374,259	355,903
FHLMC Series 4017 Class MA	3.000%	03/15/2041	366,775	356,617
FHLMC Pool G18642	3.500%	04/01/2032	4,189,851	4,213,713
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.599%)*	2.760%	02/01/2046	751,334	747,441
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.803%	12/01/2044	539,206	537,534
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	293,500	301,954
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	1,151,785	1,111,317
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,462,517	1,446,646
FNMA Pool MA0384	5.000%	04/01/2030	666,434	700,100
GNMA Pool 2004-95 Class QA	4.500%	03/20/2034	28,836	29,392
GNMA Pool 726475	4.000%	11/15/2024	179,569	183,106
7.4% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$10,806,240

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,390,900
0.9% - Total For Taxable Municipal Bonds				$1,390,900

Total Fixed Income Securities	97.7%			$143,486,688
(Identified Cost $145,470,751)

Cash Equivalents			Shares
First American Government Obligation Fund, Class Z**			3,215,774	3,215,774
Total Cash Equivalents	2.2%			$3,215,774
(Identified Cost $3,215,774)

Total Portfolio Value	99.9%			$146,702,462
(Identified Cost $148,686,525)

Other Assets in Excess of Liabilities	0.1%			$194,288

Total Net Assets	100.0%			$146,896,750

* Variable Rate Security; the rate shown is as of September 30, 2018.

** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.94%.

(a) 144a Securities. The total fair value of such securities as of September 30, 2018 was $1,016,126 and represented 0.69% of net assets.

- BP AMI Leaseing Inc. was purchased on September 27, 2018 for $1,000,000; price on September 30, 2018 was $1,016,126.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value
AON Corp.	4.000%	11/27/2023	2,116,000	2,138,474
American Express Co.	3.000%	10/30/2024	2,300,000	$2,196,967
BB&T Corp.	3.950%	03/22/2022	1,000,000	1,011,499
BB&T Corp.	5.250%	11/01/2019	1,000,000	1,023,330
Bank of America Corp.	3.248%	10/21/2027	2,925,000	2,713,050
Fifth Third Bancorp	4.300%	01/16/2024	2,000,000	2,025,352
Huntington Bancshares	2.300%	01/14/2022	2,000,000	1,915,445
JP Morgan Chase & Co.	3.875%	09/10/2024	2,000,000	1,980,914
Keycorp	5.100%	03/24/2021	1,000,000	1,040,291
Keycorp	4.100%	04/30/2028	1,000,000	994,571
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,468,859
Morgan Stanley	5.500%	07/28/2021	2,000,000	2,105,310
MUFG Americas Holdings Corp.	2.250%	02/10/2020	1,300,000	1,283,149
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,290,000	1,283,636
PNC Bank NA	3.900%	04/29/2024	500,000	497,504
PNC Bank NA	6.875%	05/15/2019	1,500,000	1,538,635
Prudential Financial Inc.	4.500%	11/15/2020	1,000,000	1,024,873
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	2,004,994
US Bancorp	3.100%	04/27/2026	2,000,000	1,891,098
US Bancorp	3.600%	09/11/2024	1,000,000	991,048
Wells Fargo & Co.	4.300%	07/22/2027	1,400,000	1,394,699
Wells Fargo & Co.	4.480%	01/16/2024	1,220,000	1,248,579
24.5% - Total Finance				$33,772,277

AT&T Inc.	3.400%	05/15/2025	2,000,000	1,904,138
CVS Health Corp.	3.875%	07/20/2025	2,000,000	1,970,878
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,843,946
General Electric Capital Corp. (3 month LIBOR + 0.950%)*	3.334%	03/15/2023	2,950,000	2,972,110
Goodrich Corp.	4.875%	03/01/2020	1,000,000	1,021,323
Johnson Controls International PLC	3.750%	12/01/2021	990,000	995,916
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	983,213
Kroger Co.	3.500%	02/01/2026	2,100,000	2,009,304
Norfolk Southern Corp.	5.900%	06/15/2019	500,000	509,810
Shell International	2.125%	05/11/2020	1,535,000	1,514,723
Target Corp.	2.500%	04/15/2026	2,000,000	1,851,336
Union Pacific Corp.	3.500%	06/08/2023	2,150,000	2,144,418
Verizon Communications	4.672%	03/15/2055	1,782,000	1,675,280
15.5% - Total Industrial				$21,396,395

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,196,070
Duke Energy Corp.	5.050%	09/15/2019	620,000	631,842
Duke Energy Ohio First Mortgage	5.450%	04/01/2019	1,000,000	1,013,184
Enterprise Products	3.750%	02/15/2025	1,860,000	1,856,857
Eversource Energy	2.500%	03/15/2021	1,000,000	982,341
Eversource Energy	2.800%	05/01/2023	1,000,000	962,592
Interstate Power & Light	3.250%	12/01/2024	1,825,000	1,770,525
Interstate Power & Light	3.650%	09/01/2020	250,000	251,290
Georgia Power Co.	2.000%	03/30/2020	1,300,000	1,275,847
Georgia Power Co.	2.850%	05/15/2022	1,111,000	1,082,325
National Rural Utilities Corp.	2.150%	02/01/2019	2,000,000	1,997,386
National Rural Utilities Corp.	10.375%	11/01/2018	350,000	352,170
NStar	4.500%	11/15/2019	500,000	507,736
Virginia Electric & Power	5.000%	06/30/2019	2,000,000	2,029,177
Xcel Energy Inc.	4.700%	05/15/2020	2,000,000	2,035,091
13.7% - Total Utilities				$18,944,433

53.7% Total Corporate Bonds				$74,113,105

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

	Rate	Maturity	Face Value	Fair Value

United States Government Treasury Obligations
Treasury Inflation Protected Security	1.000%	02/15/2046	1,808,052	1,784,227
Treasury Note	1.750%	11/30/2019	7,000,000	6,923,711
Treasury Note	2.125%	11/30/2023	7,000,000	6,721,094
Treasury Note	2.750%	02/15/2028	6,000,000	5,849,765
Treasury Note (TBill 13-week auction high rate + 0)*	2.187%	01/31/2020	6,000,000	5,999,760
19.8% - Total United States Government Treasury Obligations				$27,278,557

United States Government Agency Obligations
FHLMC Step-up*	1.875%	07/12/2021	2,000,000	1,950,568
FHLMC Step-up*	1.750%	10/28/2021	1,500,000	1,450,944
FHLMC Step-up*	1.750%	11/23/2021	1,500,000	1,466,626
FHLMC Step-up*	1.875%	06/15/2022	1,800,000	1,760,888
FHLMC Step-up*	1.950%	06/21/2022	3,000,000	2,937,339
FHLMC Step-up*	2.000%	07/12/2022	3,500,000	3,431,288
9.4% - Total United States Government Agency Obligations				$12,997,653

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.311%	04/01/2042	352,266	353,665
FHLMC Pool J12635	4.000%	07/01/2025	370,605	379,290
FHLMC Series 2985 Class GE	5.500%	06/15/2025	121,738	126,435
FHLMC Series 3946 Class LN	3.500%	04/15/2041	739,554	733,747
FHLMC Series 4017 Class MA	3.000%	03/15/2041	149,704	145,558
FHLMC Pool G08068	5.500%	07/01/2035	208,470	225,807
FHLMC Pool G18642	3.500%	04/01/2032	2,338,522	2,351,840
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.288%	12/01/2041	269,742	271,567
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.803%	12/01/2044	553,836	552,119
FNMA Pool AA4392	4.000%	04/01/2039	289,975	294,993
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	1,621,757	1,588,271
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,128,308	1,084,984
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	888,313	888,967
FNMA Pool MA0384	5.000%	04/01/2030	266,573	280,040
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	1,327,550	1,308,399
7.7% - Total United States Government Agency Obligations - Mortgage Backed Securities				$10,585,682

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	725,000	746,670
Florida Atlantic University Capital Improvement Revenue	7.589%	07/01/2037	1,000,000	1,073,140
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,018,810
Kentucky Asset Liability Commission Revenue	4.104%	04/01/2019	1,000,000	1,006,740
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	300,000	312,486
University of Cincinnati Ohio General Receipts Revenue	5.117%	06/01/2021	1,435,000	1,486,129
5.5% - Total Taxable Municipal Bonds				$7,643,975

Total Fixed Income Securities	96.1%			$132,618,972
(Identified Cost $134,859,473)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	59,890	1,497,250
Total Preferred Stocks	1.1%			$1,497,250
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			2,587,469	2,587,469
Total Cash Equivalents	1.9%			$2,587,469
(Identified Cost $2,587,469)

Total Portfolio Value	99.1%			$136,703,691
(Identified Cost $138,892,973)

Other Assets in Excess of Liabilities	0.9%			$1,217,376

Total Net Assets	100.0%			$137,921,067

* Variable Rate Security; the rate shown is as of September 30, 2018.

** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.94%.

ARM - Adjustable Rate Mortgage

- Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value
American Express Co.	3.000%	10/30/2024	3,300,000	3,152,169
American Express Co.	3.625%	12/05/2024	100,000	98,057
AON Corp.	3.500%	06/14/2024	1,650,000	1,609,246
AON Corp.	3.875%	12/15/2025	1,850,000	1,832,175
AON Corp.	4.000%	11/27/2023	1,000,000	1,010,621
Bank of America Corp.	3.248%	10/21/2027	5,000,000	4,637,693
BB&T Corp.	3.950%	03/22/2022	675,000	682,762
BB&T Corp.	5.250%	11/01/2019	2,500,000	2,558,324
Fifth Third Bancorp	4.300%	01/16/2024	3,500,000	3,544,366
Huntington Bancshares	2.300%	01/14/2022	225,000	215,488
Huntington Bancshares	3.150%	03/14/2021	3,525,000	3,494,466
JP Morgan Chase & Co.	3.375%	05/01/2023	100,000	98,160
JP Morgan Chase & Co.	3.875%	09/10/2024	3,400,000	3,367,554
Keycorp	4.100%	04/30/2028	3,000,000	2,983,714
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,265,000	1,238,737
Morgan Stanley	2.625%	11/17/2021	3,250,000	3,160,009
MUFG Americas Holdings Corp.	2.250%	02/10/2020	2,500,000	2,467,595
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,150,000	1,144,326
National City Bank NA	6.875%	05/15/2019	1,745,000	1,789,945
Suntrust Bank Inc.	4.000%	05/01/2025	3,300,000	3,308,240
PNC Financial Services	3.900%	04/29/2024	1,325,000	1,318,384
US Bancorp	3.100%	04/27/2026	3,500,000	3,309,422
US Bancorp	3.600%	09/11/2024	1,100,000	1,090,153
Wells Fargo & Co.	5.606%	01/15/2044	4,030,000	4,451,657
24.7% - Total Finance				$52,563,263

AT&T Inc.	3.340%	05/15/2025	3,500,000	3,332,241
CVS Health Corp.	3.875%	07/20/2025	3,300,000	3,251,949
Eaton Corp.	2.750%	11/02/2022	2,275,000	2,207,883
General Electric Co.	4.650%	10/17/2021	2,000,000	2,065,162
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.339%	04/15/2023	1,165,000	1,174,305
Georgia Power	2.000%	03/30/2020	1,930,000	1,894,142
Georgia Power	2.000%	09/08/2020	2,525,000	2,461,772
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,208,871
Johnson Controls International PLC	3.750%	12/01/2021	1,000,000	1,005,976
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	983,213
Kroger Co.	4.000%	02/01/2024	150,000	150,058
Kroger Co.	3.500%	02/01/2026	3,300,000	3,157,478
Norfolk Southern Corp.	5.900%	06/15/2019	70,000	71,373
Union Pacific Corp.	3.500%	06/08/2023	2,800,000	2,792,730
Union Pacific Corp.	7.875%	01/15/2019	250,000	253,719
Verizon Communications	4.672%	03/15/2055	3,379,000	3,176,639
13.7% - Total Industrial				$29,187,511

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	3,120,000	3,150,224
Duke Energy Corp.	2.650%	09/01/2026	475,000	429,471
Duke Energy Corp.	3.550%	09/15/2021	2,825,000	2,834,211
Enterprise Products	3.350%	03/15/2023	1,640,000	1,621,356
Enterprise Products	3.750%	02/15/2025	1,275,000	1,272,846
Eversource Energy	2.800%	05/01/2023	2,225,000	2,141,768
Interstate Power & Light	3.400%	08/15/2025	525,000	504,985
Interstate Power & Light	3.650%	09/01/2020	2,575,000	2,588,290
National Rural Utilities Corp.	2.300%	11/15/2019	1,595,000	1,585,171
National Rural Utilities Corp.	3.050%	02/15/2022	100,000	99,039
NStar	4.500%	11/15/2019	1,000,000	1,015,471
Virginia Electric & Power Co.	2.950%	01/15/2022	390,000	383,960
Virginia Electric & Power Co.	3.450%	09/01/2022	2,315,000	2,308,545
Xcel Energy Inc.	3.300%	06/01/2025	725,000	700,740
Xcel Energy Inc.	4.700%	05/15/2020	2,290,000	2,330,179
10.8% - Total Utilities				$22,966,256

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

	Rate	Maturity	Face Value	Fair Value

49.2% Total Corporate Bonds				$104,717,030

United States Government Treasury Obligations
Treasury Bond	2.500%	02/15/2045	9,000,000	7,882,383
Treasury Bond	2.750%	08/15/2047	3,300,000	3,022,207
Treasury Inflation Protected Security	1.375%	02/15/2044	2,378,838	2,548,144
Treasury Note	1.750%	11/30/2019	8,500,000	8,407,363
Treasury Note	2.500%	05/15/2046	11,800,000	10,289,969
Treasury Note	2.750%	02/15/2028	4,300,000	4,192,332
Treasury Note (TBill 13-week auction high rate + 0.033)*	2.220%	04/30/2020	4,000,000	4,000,399
19.0% - Total United States Government Treasury Obligations				$40,342,797

United States Government Agency Obligations
FHLMC Step-up*	1.875%	07/12/2021	1,650,000	1,609,219
FHLMC Step-up*	1.450%	07/27/2021	100,000	97,169
FHLMC Step-up*	1.625%	08/24/2021	5,225,000	5,113,849
FHLMC Step-up*	1.750%	10/28/2021	125,000	120,912
FHLMC Step-up*	2.000%	05/10/2022	2,000,000	1,966,656
FHLMC Step-up*	2.000%	07/18/2022	200,000	195,276
FHLMC Step-up*	2.000%	07/26/2022	1,500,000	1,482,583
FHLMC Step-up*	2.125%	09/29/2022	200,000	194,812
FHLMC Step-up*	2.000%	10/27/2022	1,000,000	976,477
FHLMC Step-up*	3.000%	06/28/2023	2,500,000	2,496,345
FHLMC Step-up*	3.000%	08/21/2023	1,000,000	998,573
7.2% - Total United States Government Agency Obligations				15,251,871

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.311%	04/01/2042	352,266	353,665
FHLMC Pool G01880	5.000%	08/01/2035	91,677	97,360
FHLMC Pool G06616	4.500%	12/01/2035	186,304	193,182
FHLMC Pool G08068	5.500%	07/01/2035	471,323	510,520
FHLMC Pool G09921	4.000%	07/01/2024	245,643	251,392
FHLMC Pool G13596	4.000%	07/01/2024	942,686	964,685
FHLMC Pool G18642	3.500%	04/01/2032	3,507,783	3,527,760
FHLMC Pool G18667	3.500%	11/01/2032	2,613,487	2,628,412
FHLMC Series 2985 Class GE	5.500%	06/15/2025	106,521	110,630
FHLMC Series 3946 Class LN	3.500%	04/15/2041	739,553	733,747
FHLMC Series 4017 Class MA	3.000%	03/15/2041	299,409	291,116
FHLMC Series 4087 Class PT	3.000%	07/15/2042	998,886	980,885
FHLMC Series 4161 Class QA	3.000%	02/15/2043	234,180	227,292
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,524,996	1,483,923
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,839,947	1,793,815
FHLMC Series 4808 Class PK	3.500%	10/15/2045	1,484,807	1,482,019
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.288%	12/01/2041	269,742	271,567
FNMA Pool 1107	3.500%	07/01/2032	942,260	945,849
FNMA Pool 889050	6.000%	05/01/2037	331,126	363,676
FNMA Pool 995112	5.500%	07/01/2036	180,180	194,918
FNMA Pool AA4392	4.000%	04/01/2039	289,975	294,993
FNMA Pool AL9309	3.500%	10/01/2031	1,030,582	1,038,228
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,502,494
FNMA Pool MA0384	5.000%	04/01/2030	213,259	224,032
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	179,511	184,681
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	110,010	116,699
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	277,754	290,821
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	948,591	935,446
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	423,413	432,907
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	767,256	757,190
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	387,256	387,946
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	1,291,274	1,251,509
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	2,858,378	2,748,627
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,907,322	1,824,705
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	751,650	752,203
FNMA Series 2017-30 Class G	3.000%	07/25/2040	2,559,404	2,531,631
GNMA Pool 2009-124 Class L	4.000%	11/20/2038	58,269	58,525
15.9% - Total United States Government Agency Obligations - Mortgage Backed Securities				$33,739,050

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

	Rate	Maturity	Face Value	Fair Value

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue	5.330%	06/01/2020	750,000	772,417
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	703,056
Florida Atlantic University Capital Improvement Revenue	7.589%	07/01/2037	1,785,000	1,915,555
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	3,675,175
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	125,784
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	295,000	307,278
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	628,055
Ohio Higher Education Facilities - Cleveland Clinic Health Systems	3.849%	01/01/2022	945,000	959,062
Ohio Major New Infrastructure Revenue	4.994%	12/15/2020	850,000	884,909
4.7% - Total Taxable Municipal Bonds				$9,971,291

Total Fixed Income Securities	96.0%			$204,022,039
(Identified Cost $209,211,912)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	66,600	1,665,000
Total Preferred Stocks	0.8%			$1,665,000
(Identified Cost $1,637,083)

Cash Equivalents
First American Government Obligation Fund, Class Z**			2,205,717	2,205,717
Total Cash Equivalents	1.0%			$2,205,717
(Identified Cost $2,205,717)

Total Portfolio Value	97.8%			$207,892,756
(Identified Cost $213,054,712)

Other Assets in Excess of Liabilities	2.2%			$4,755,894

Total Net Assets	100%			$212,648,650

* Variable Rate Security; the rate shown is as of September 30, 2018.

** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.94%.

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

Fixed Income Securities

Corporate Bonds	Rate	Maturity	Face Value	Fair Value
Ace INA Holdings Inc.	5.900%	06/15/2019	679,000	$693,407
American Express Credit	2.250%	05/05/2021	2,600,000	2,534,348
AON Corp.	5.000%	09/30/2020	2,500,000	2,573,561
Bank of America Corp.	3.300%	01/11/2023	2,700,000	2,662,514
BB&T Corp.	5.250%	11/01/2019	1,810,000	1,852,227
BB&T Corp.	6.850%	04/30/2019	1,000,000	1,023,630
Chubb INA Holdings Inc.	2.300%	11/03/2020	1,151,000	1,130,063
Fith Third Bancorp	4.300%	01/16/2024	2,200,000	2,227,887
Huntington Bancshares	2.300%	01/14/2022	1,500,000	1,436,583
Huntington Bancshares	3.150%	03/14/2021	500,000	495,669
JP Morgan Chase & Co.	4.500%	01/24/2022	2,600,000	2,680,269
Key Bank NA	2.350%	03/08/2019	500,000	499,511
Keycorp	5.100%	03/24/2021	2,000,000	2,080,582
Mellon Funding Corp. (Bank of America)	5.500%	11/15/2018	1,500,000	1,505,513
Manufacturers & Traders Trust Co.	2.300%	01/30/2019	1,000,000	999,112
Morgan Stanley	5.500%	07/28/2021	2,200,000	2,315,841
MUFG Americas Holdings Corp.	2.250%	02/10/2020	2,899,000	2,861,423
National City Bank NA	6.875%	05/15/2019	2,600,000	2,666,967
Suntrust Banks Inc.	2.900%	03/03/2021	2,000,000	1,977,095
Travelers Companies Inc.	5.900%	06/02/2019	2,800,000	2,858,755
Wells Fargo & Co.	3.450%	02/13/2023	2,600,000	2,553,948
26.6% - Total Finance				$39,628,905

AT&T	3.600%	02/17/2023	2,300,000	2,285,158
BP AMI Leasing Inc. (a)	5.523%	05/08/2019	1,400,000	1,422,577
BP Capital Markets PLC	4.750%	03/10/2019	1,379,000	1,391,824
Burlington Northern Santa Fe	4.700%	10/01/2019	1,640,000	1,669,393
Chevron Corp.	1.561%	05/16/2019	500,000	496,879
Chevron Corp. (3month LIBOR + 0.530)*	2.851%	03/03/2022	2,100,000	2,124,305
CVS Health Corp.	4.125%	05/15/2021	2,300,000	2,336,836
Eaton Electric Holdings	3.875%	12/15/2020	1,025,000	1,034,965
General Electric Capital Corp. (3 month LIBOR + 0.300%)*	2.639%	05/13/2024	1,600,000	1,543,435
General Electric Capital Corp. (3 month LIBOR + 1.000%)*	3.339%	04/15/2023	2,000,000	2,015,974
Johnson Controls International PLC	4.250%	03/01/2021	1,000,000	1,016,458
Johnson Controls International PLC	5.000%	03/30/2020	1,560,000	1,591,308
Kroger Co.	3.850%	08/01/2023	2,200,000	2,205,864
McDonald's Corp.	2.200%	05/26/2020	1,745,000	1,720,425
Norfolk Southern Corp.	5.900%	06/15/2019	1,377,000	1,404,017
Union Pacific Corp.	1.800%	02/01/2020	770,000	757,122
Union Pacific Corp.	2.250%	02/15/2019	2,000,000	1,996,704
Verizon Communications	5.150%	09/15/2023	2,450,000	2,622,599
Walt Disney Co.	2.150%	09/17/2020	1,570,000	1,542,535
21.0% - Total Industrials				$31,178,378

Berkshire Hathaway Energy Co.	2.000%	11/15/2018	1,728,000	1,727,098
Duke Energy Corp.	5.050%	09/15/2019	2,748,000	2,800,486
Enterprise Products	6.500%	01/31/2019	2,000,000	2,023,810
Eversource Energy	2.750%	03/15/2022	2,000,000	1,957,500
Eversource	4.500%	11/15/2019	480,000	487,426
Georgia Power	2.850%	05/15/2022	2,600,000	2,532,894
Interstate Power & Light	3.650%	09/01/2020	2,450,000	2,462,644
National Rural Utilites Corp.	1.650%	02/08/2019	1,000,000	996,650
National Rural Utilites Corp.	2.350%	06/15/2020	1,817,000	1,793,831
Nevada Power Co.	2.750%	04/15/2020	1,300,000	1,296,327

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

	Rate	Maturity	Face Value	Fair Value

Virginia Electric & Power	5.000%	06/30/2019	2,020,000	2,049,469
Xcel Energy Inc.	4.700%	05/15/2020	2,400,000	2,442,109
15.2% - Total Utilities				$22,570,244

62.8% Total Corporate Bonds				$93,377,527

United States Government Treasury Obligations
Treasury Note	1.750%	11/30/2019	4,100,000	4,055,316
Treasury Note	1.590%	05/31/2020	6,800,000	6,657,625
Treasury Note	1.500%	02/28/2023	1,600,000	1,504,875
Treasury Note	1.125%	02/28/2021	1,600,000	1,535,562
Treasury Note (b)	0.875%	10/15/2018	2,000,000	1,999,111
Treasury Note	1.125%	04/30/2020	1,000,000	974,531
Treasury Note (c)	3.625%	08/15/2019	5,610,000	5,656,896
15.1% - Total United States Government Treasury Obligations				$22,383,916

United States Government Agency Obligations
FHLMC Step-up*	2.000%	09/15/2022	1,500,000	1,452,068
FHLMC Step-up*	1.450%	07/27/2021	2,500,000	2,429,238
FHLMC Step-up*	1.625%	08/24/2021	1,000,000	978,727
FHLMC Step-up*	1.875%	06/15/2022	1,175,000	1,149,468
FHLMC Step-up*	1.950%	06/21/2022	2,910,000	2,849,219
FHLMC Step-up*	1.875%	07/12/2021	2,000,000	1,950,568
FHLMC Step-up*	2.000%	07/18/2022	1,600,000	1,562,206
FHLMC Step-up*	2.000%	07/26/2022	3,500,000	3,459,362
FHLMC Step-up*	3.000%	06/28/2023	1,500,000	1,497,807
FHLMC Step-up*	2.125%	09/29/2022	1,000,000	974,058
FHLMC Step-up*	2.000%	10/27/2022	1,200,000	1,171,772
13.1% - Total United States Government Agency Obligations				$19,474,493

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Series 4009 Class PA	2.000%	06/15/2041	1,295,511	1,231,970
FHLMC Series 4287 Class AB	2.000%	12/15/2026	772,500	744,781
FHLMC Pool G18642	3.500%	04/01/2032	3,273,930	3,292,576
FHLMC Pool J12635	4.000%	07/01/2025	116,476	119,206
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.288%	12/01/2041	269,742	271,567
FNMA Pool 1106	3.000%	07/01/2032	1,006,389	989,144
FNMA Pool 833200	5.500%	09/01/2035	620,207	673,748
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	778,233	750,890
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,462,517	1,446,646
GNMA Pool 726475	4.000%	11/15/2024	179,569	183,106
GNMA Pool 728920	4.000%	12/15/2024	235,006	239,635
6.7% - Total United States Government Agency Obligations - Mortgage Backed Securities				$9,943,269

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue	2.668%	04/01/2021	820,000	808,282
0.5% Total Taxable Municipal Bonds				$808,282

Total Fixed Income Securities	98.2%			$145,987,487
(Identified Cost $147,891,149)

Cash & Cash Equivalents			Shares
First American Government Obligation Fund, Class Z**			3,001,886	3,001,886
Total Cash Equivalents	2.0%			$3,001,886
(Identified Cost $3,001,886)

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2018 - Unaudited

	Rate	Maturity	Face Value	Fair Value

Total Portfolio Value	100.2%			$148,989,373
(Identified Cost $150,893,035)

Other Assets in Excess of Liabilities	-0.2%			$(259,805)

Total Net Assets:	100.0%			$148,729,568

Futures Contracts			Long Contracts	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 expiring December 2018 (50 units per contract)			1,013	$3,749,807
(Notional Value of $147,847,350)

* Variable Rate Security; the rate shown is as of September 30, 2018.

** Variable Rate Security; as of September 30, 2018, the 7 day annualized yield was 1.94%.

(a) 144a Securities. The total fair value of such securities as of September 30, 2018 was $1,422,577 and represented 0.96% of net assets.

- BP AMI Leaseing Inc. was purchased on September 27, 2018 for $1,423,716; price on September 30, 2018 was $1,422,577.

(b) Held as collateral by RJ O'Brien for futures contracts

(c) Portion held as collateral by RJ O'Brien for futures contracts ($5,429,000 face)

ARM - Adjustable Rate Mortgage

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2018:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$284,532,630	$—	$—	$284,532,630
Money Market Fund	10,225,163	—	—	10,225,163
Total	$294,877,036	$—	$—	$294,877,036

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$91,784,282	$—	$—	$91,784,282
Money Market Fund	2,651,142	—	—	2,651,142
Total	$94,435,424	$—	$—	$94,435,424

International Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,225,186	$—	$—	$18,225,186
Money Market Fund	782,389	—	—	782,389
Total	$19,007,575	$—	$—	$19,007,575

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$279,787,825	$—	$279,787,825
U.S. Government Treasury Obligations	—	110,077,908	—	110,077,908
U.S. Government Agency Obligations	—	43,472,258	—	43,472,258
U.S. Government Agency Obligations - Mortgage Backed	—	95,444,320	—	95,444,320
Taxable Municipal Bonds	—	23,069,068	—	23,069,068
Preferred Stocks	3,501,925	—	—	3,501,925
Money Market Fund	2,640,450	—	—	2,640,450
Total	$6,142,375	$551,851,379	$0	$557,993,754

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$160,158,104	$—	$160,158,104
Money Market Fund	3,032,246	—	—	3,032,246
Total	$3,032,246	$160,158,104	$0	$163,190,350

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$102,674,647	$—	$102,674,647
U.S. Treasury Obligations	—	12,281,729	—	12,281,729
U.S. Agency Obligations	—	16,333,172	—	16,333,172
U.S. Agency Obligations – Mortgage-Backed	—	10,806,240	—	10,806,240
Taxable Municipal Bonds	—	1,390,900	—	1,390,900
Cash Equivalents	3,215,774	—	—	3,215,774
Total	$3,215,774	$143,486,688	$0	$146,702,462

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$74,113,105	—	$74,113,105
U.S. Treasury Obligations	—	27,278,557	—	27,278,557
U.S. Agency Obligations	—	12,997,653	—	12,997,653
U.S. Agency Obligations – Mortgage-Backed	—	10,585,682	—	10,585,682
Taxable Municipal Bonds	—	7,643,975	—	7,643,975
Preferred Stocks	1,497,250	—	—	1,497,250
Cash Equivalents	2,587,469	—	—	2,587,469
Total	$4,084,719	$132,618,972	$0	$136,703,691

Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$104,717,030	$—	$104,717,030
U.S. Treasury Obligations	—	40,342,797	—	40,342,797
U.S. Agency Obligations	—	15,251,871	—	15,251,871
U.S. Agency Obligations – Mortgage-Backed	—	33,739,050	—	33,739,050
Taxable Municipal Bonds	—	9,971,291	—	9,971,291
Preferred Stocks	1,665,000	—	—	1,665,000
Cash Equivalents	2,205,717	—	—	2,205,717
Total	$3,870,717	$204,022,039	$0	$207,892,717

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$93,377,527	$—	$93,377,527
U.S. Treasury Obligations	—	22,383,916	—	22,383,916
U.S. Agency Obligations	—	19,474,493	—	19,474,493
U.S. Agency Obligations – Mortgage-Backed	—	9,943,269	—	9,943,269
Taxable Municipal Bonds	—	808,282	—	808,282
Cash Equivalents	3,001,886	—	—	3,001,886
Sub-Total	$3,001,886	$145,987,487	$0	$148,989,373
Other Financial Instruments**	3,749,807	—	—	3,749,807
Total	$6,751,693	$145,987,487	$0	$152,739,180

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the 9 months ended September 30, 2018, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 9 months ended September 30, 2018 was $140,835,145. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin payable to the Broker on futures contracts as of September 30, 2018 was $45,585.

Tax Cost of Securities

As of September 30, 2018, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$234,745,992	$64,374,205	$(4,362,404)	$60,011,801
Johnson Opportunity Fund	82,761,181	14,333,483	-2,659,240	11,674,243
Johnson International Fund	15,258,244	4,787,890	-1,038,559	3,749,331
Johnson Fixed Income Fund	567,544,310	2,207,116	-11,757,672	(9,550,556)
Johnson Municipal Income Fund	164,322,826	704,519	-1,836,995	(1,132,476)
Johnson Institutional Short Duration Bond Fund	148,686,525	35,441	-2,019,504	(1,984,063)
Johnson Institutional Intermediate Bond Fund	138,892,973	296,983	-2,486,265	(2,189,282)
Johnson Institutional Core Bond Fund	213,054,712	256,384	-5,418,340	(5,161,956)
Johnson Enhanced Return Fund	150,893,035	77,133	-1,980,795	(1,903,662)

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 9, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: November 29, 2018

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: November 29, 2018

* Print the name and title of each signing officer under his or her signature